Variable Interest Entities - Financial Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Variable Interest Entity [Line Items]
Current assets	$ 241,846		$ 371,389
Current liabilities	(1,406,952)		(1,443,949)
Liquefaction services revenue	224,801	$ 211,032
Net debt repayments	(511,792)	(123,495)
Net debt receipts	511,375	14,824
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Net debt repayments	(317,039)	(106,383)
Net debt receipts	416,375	14,824
Hilli | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Current assets	63,630		64,507
Non-current assets	1,235,950		1,300,605
Current liabilities	(476,664)		(496,029)
Non-current liabilities	(382,200)		(418,578)
Realized and unrealized (loss)/gain on oil derivative instrument	(37,081)	8,145
Net debt repayments	(266,822)	(39,297)
Net debt receipts	222,779	0
Golar Gimi | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Current assets	8,252		24,894
Non-current assets	552,969		434,248
Current liabilities	(40,971)		(9,697)
Non-current liabilities	(202,570)		$ (107,902)
Additions to asset under development	110,173	105,339
Net debt receipts	95,000	0
Liquefaction Services
Variable Interest Entity [Line Items]
Liquefaction services revenue	109,048	109,048
Liquefaction Services | Hilli | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Liquefaction services revenue	$ 109,048	$ 109,048